Shareholders' Equity (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares	4,905	16,224	0
Unrecognized share-based compensation expense					$ 119,000
Share-Based Payment Arrangement, Expense	$ 14,501,000	$ 12,598,000	$ 10,523,000
Aggregate intrinsic Value, Outstanding			375,000		863,000		$ 1,207,000
Aggregate intrinsic Value, Outstanding, Vested and expected to vest			$ 375,000		$ 863,000		$ 1,189,000
Dividend	$ 60,045,000
Dividends Payable, Amount Per Share | ₪ / shares				₪ 1.33		₪ 1.33
Percentage of outstanding shares grant	3.50%
Number of ordinary shares issued upon exercise of option | shares	8,447	11,445	784
Unvested options | shares					4,905		3,520
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options granted | shares	189,968
Number of shares authorized for grant | shares					1,590,725
Unrecognized share-based compensation expense					$ 26,300,000
Share-Based Payment Arrangement, Expense	$ 14,362,000
Aggregate intrinsic Value, Outstanding			$ 21,960		$ 62,790		$ 78,770
Weighted average grant- date fair value, Vested | $ / shares	$ 83.83	$ 26.43	$ 36.69
Weighted average exercise price | $ / shares					$ 0
Percentage of outstanding shares grant	3.50%
Stock Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense	$ 140,000	$ 100,000	$ 63,000